CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (17,293)	$ (7,674)	$ (1,334)	$ (14,374)	$ (61,537)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense	3,658	2,271	59	3,107	10,584
Amortization of debt issuance costs and discount	79	59	134	30	304
Holdings’ contribution non-cash			0	705	0
Equity-based compensation expense	4,411	0	997	0	27,112
Loss on disposal of property and equipment			0	227	0
Contingent earnout expense not yet settled			0	0	448
Earnout settlement in Holdings’ equity			0	0	9,288
Change in fair value of warrants	1,238	0	0	0	(2,629)
Deferred provision (benefit) for income taxes	(2,889)	(1,026)	0	(3,658)	(11,405)
Non-cash lease expense	116
Other	(5)	0	0	0	(6)
Changes in assets and liabilities:
(Increase) decrease in accounts receivable	4,274	(5,053)	(548)	(1,625)	(6,819)
(Increase) decrease in contract assets	(5,748)	(2,669)	(433)	11	(4,995)
(Increase) decrease in inventory	(337)	(20)	(30)	(67)	(195)
(Increase) decrease in prepaid insurance	1,067	0	0	0	(2,819)
(Increase) decrease in prepaid expenses and other assets	(1,322)	(2,125)	(354)	(568)	(527)
Increase (decrease) in accounts payable and accrued expenses	3,141	5,081	4,647	2,647	10,379
Increase (decrease) in deferred revenue	(1,801)	(43)	64	3,621	(4,497)
Increase (decrease) in other liabilities	(35)	(1,450)	(40)	(5,706)	564
Increase (decrease) in notes payable to seller	0	124	0	0	(608)
Net cash provided by (used in) by operating activities	(11,446)	(12,525)	3,162	(15,650)	(37,358)
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired	0	(38,385)	0	(79,531)	(40,558)
Purchases of property, plant and equipment, net	(892)	(576)	(250)	(917)	(2,094)
Purchase of intangible assets	(122)	0	0	0	(763)
Advance to related party			0	(4,874)	0
Settlement of related party receivable	0	4,874	0	0	4,874
Net cash provided by (used in) investing activities	(1,014)	(34,087)	(250)	(85,322)	(38,541)
Cash flows from financing activities:
Repayments of loans	(1,337)	(4,991)	(102)	(4,661)	(52,800)
Payment of loan fees to third parties	(770)	(60)	0	0	(62)
Proceeds received from loans	0	45,970	1,463	81,289	53,024
Payments for the Merger transaction costs			0	0	(35,935)
Proceeds from the Merger			0	0	110,583
Payment of contingent earnout			0	0	(600)
Holdings’ contribution			0	46,077	0
Net cash provided by (used in) financing activities	(2,107)	40,919	1,361	122,705	74,210
Effect of foreign currency rate changes on cash and cash equivalents	(18)	(158)	(6)	343	136
Net increase (decrease) in cash and cash equivalents	(14,585)	(5,851)	4,267	22,076	(1,553)
Cash and cash equivalents at beginning of period	20,523	22,076	9,292	0	22,076
Cash and cash equivalents at end of period	5,938	16,225	13,559	22,076	20,523
Cash paid (received) during the period for:
Interest	1,409	1,235	70	196	6,017
Income taxes	0	0	41	135	0
Earnout settlement			0	0	1,602
Supplemental Schedule of Non-Cash Investing and Financing Activities:
Holdings’ contribution for acquisition of businesses	0	2,110	0	(5,981)	40,646
Initial fair value of warrants at closing of Merger			0	0	21,727
Purchase of intangible assets settled by Holdings			0	(300)	0
Capital expenditures not yet paid	$ 1,213	$ 90	$ 0	$ 83	$ 1,576